Stock-Based Compensation - Schedule of Stock Option Grants to the Company's Employees and Non-Employees (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of Common Shares Underlying Options Granted		1,626,740
Exercise Price per Common Share		$ 7.722
2005 [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of Common Shares Underlying Options Granted	58,321	58,321
Exercise Price per Common Share	$ 0.07	$ 0.07
Estimated Fair Value per Share of Common Stock	1.79	1.79
Intrinsic Value Option	$ 1.72	$ 1.72
2009 [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of Common Shares Underlying Options Granted	60,559	60,559
Estimated Fair Value per Share of Common Stock	$ 4.43	$ 4.43
2009 [Member] | Minimum [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Exercise Price per Common Share	0.72	0.72
Intrinsic Value Option	3.71	3.71
2009 [Member] | Maximum [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Exercise Price per Common Share	0.79	0.79
Intrinsic Value Option	$ 3.64	$ 3.64
2011 [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of Common Shares Underlying Options Granted	33,846	33,846
Exercise Price per Common Share	$ 1.00	$ 1.00
Estimated Fair Value per Share of Common Stock	1.00	1.00
Intrinsic Value Option	$ 0.00	$ 0.00
2012 [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of Common Shares Underlying Options Granted	60,019	60,019
Exercise Price per Common Share	$ 1.14	$ 1.14
Estimated Fair Value per Share of Common Stock	1.14	1.14
Intrinsic Value Option	$ 0.00	$ 0.00
2013 [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of Common Shares Underlying Options Granted	100,000	100,000
Estimated Fair Value per Share of Common Stock	$ 1.14	$ 1.14
Intrinsic Value Option	0.00	0.00
2013 [Member] | Minimum [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Exercise Price per Common Share	1.14	1.14
2013 [Member] | Maximum [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Exercise Price per Common Share	$ 1.30	$ 1.30
2014 [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of Common Shares Underlying Options Granted	1,626,740	1,626,740
Estimated Fair Value per Share of Common Stock	$ 5.86	$ 5.86
Intrinsic Value Option	0.00	0.00
2014 [Member] | Minimum [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Exercise Price per Common Share	5.86	5.86
2014 [Member] | Maximum [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Exercise Price per Common Share	$ 13.23	$ 13.23